Debt and Capital - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt and capital [line items]
Undrawn borrowing facilities	$ 6,723	$ 7,790
Cash and cash equivalents	$ 3,923	1,740	$ 6,201	$ 3,025
Description of changes in SOFR rate	A reasonably possible change in the Secured Overnight Financing Rate (SOFR) (+2.0%/-2.0% (2023: +2.0%/-2.0%)), with all variables held constant, would not have a material impact on the Group’s equity or the income statement in the current period.
Interest rate swap contract [member] | Cash flow hedges [member]
Debt and capital [line items]
Nominal amount of financial instrument interest rate swaps used to hedge credit risk	$ 600
Interest rate benchmark rates not exposed to cash flow hedge [member] | Interest rate risk [member]
Debt and capital [line items]
Cash and cash equivalents	3,923	1,605
Interest bearing liabilities excluding transaction costs	$ 3,150	$ 0